Fair Value Measurements (Detail) (Recurring [member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 5,321	$ 15,957	$ 14,797
Derivative instrument	0	28	0
Total assets at fair value	5,321	15,985	14,797
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	5,321	15,957	14,797
Derivative instrument	0	0	0
Total assets at fair value	5,321	15,957	14,797
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0	0
Derivative instrument	0	28	0
Total assets at fair value	0	28	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0	0
Derivative instrument	0	0	0
Total assets at fair value	$ 0	$ 0	$ 0